Loans and Allowance for Credit Losses - Disclosure of Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 857,777	$ 823,718
Allowance for loan losses	(5,004)	(3,753)
Loans, net of allowance for credit losses	852,773	819,965
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	434,501	418,796
Allowance for loan losses	(481)	(432)
Loans, net of allowance for credit losses	434,020	418,364
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	98,734	97,709
Allowance for loan losses	(1,145)	(856)
Loans, net of allowance for credit losses	97,589	96,853
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	23,035	20,577
Allowance for loan losses	(1,013)	(849)
Loans, net of allowance for credit losses	22,022	19,728
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	13,681	12,669
Allowance for loan losses	(180)	(181)
Loans, net of allowance for credit losses	13,501	12,488
Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	287,826	273,967
Allowance for loan losses	(2,185)	(1,435)
Loans, net of allowance for credit losses	285,641	272,532
Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	286,090	264,957
Allowance for loan losses	(152)	(243)
Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	461,481	425,235
Allowance for loan losses	(136)	(135)
Canada [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	634,893	604,582
Canada [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	397,605	383,797
Canada [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	79,705	79,422
Canada [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	22,140	19,778
Canada [member] | Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	13,681	12,669
Canada [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	121,762	108,916
Canada [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	277,863	258,115
Canada [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	128,967	118,928
United States [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	169,125	162,197
United States [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	33,683	31,956
United States [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	15,751	14,888
United States [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	624	558
United States [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	119,067	114,795
United States [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	5,054	4,630
United States [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	247,881	225,113
Other International [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	53,759	56,939
Other International [member] | Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,213	3,043
Other International [member] | Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,278	3,399
Other International [member] | Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	271	241
Other International [member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	46,997	50,256
Other International [member] | Undrawn loan commitments - retail [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	3,173	2,212
Other International [member] | Undrawn loan commitments - wholesale [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	$ 84,633	$ 81,194